Share Capital (Schedule of Fair Value of Options Granted Using Black-Scholes Option Pricing Model) (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2018 USD ($) yr
Statement Line Items [Line Items]
Expected dividend yield
Expected forfeiture rate
Warrant [Member]
Statement Line Items [Line Items]
Risk-free interest rate		2.05%
Expected dividend yield
Expected forfeiture rate
Expected volatility		54.54%
Expected life in years | yr	0.00	1.02
Weighted average fair value of each option | $	$ 0	$ 0.36
Bottom of range [Member]
Statement Line Items [Line Items]
Risk-free interest rate	1.42%	2.33%
Expected volatility	53.91%	56.07%
Expected life in years | yr	2.50	2.50
Weighted average fair value of each option | $	$ 0.22	$ 0.34
Top of range [Member]
Statement Line Items [Line Items]
Risk-free interest rate	1.82%	2.58%
Expected volatility	57.06%	61.80%
Expected life in years | yr	5.00	5.00
Weighted average fair value of each option | $	$ 0.32	$ 0.61